SCHEDULE OF DISAGGREGATION OF REVENUES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
Revenue	$ 348,516	$ 48,993	$ 1,455,884	$ 881,051
Campaign Messaging [Member]
Product Information [Line Items]
Revenue	336,231	48,993	1,428,884	881,051
Subscription Revenue to AI Platform [Member]
Product Information [Line Items]
Revenue	$ 12,285
Subscription [Member]
Product Information [Line Items]
Revenue			$ 27,000